Note 11 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Short-Term Debt [Table Text Block]
	FHLB Short-Term Borrowings At or For the Year Ended December 31,		FRB Short-Term Borrowings At or For the Year Ended December 31,		Other Short-Term Borrowings At or For the Year Ended December 31,
	2022	2021	2022	2021	2022	2021
	(Dollars in Thousands)
Average balance outstanding	$31,505	$10,405	$583	$-	$1,601	$1,300
Maximum amount outstanding at any month- end during the period	93,200	26,000	7,000	-	5,489	6,986
Balance outstanding at end of period	93,200	26,000	7,000	-	5,489	-
Average interest rate during the period	2.34%	0.30%	1.65%	-	6.68%	12.46%
Weighted average interest rate at end of period	4.45%	0.28%	4.50%	-	7.11%	-%

Federal Home Loan Bank Advances [Member]
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	December 31, 2022		December 31, 2021
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2022	$--	--%	$7,171	2.10%
2023	57,000	2.22	7,000	2.16%
2024	6,167	2.05	6,167	2.05
2025	2,855	1.25	2,855	1.25
Total FHLB long-term debt	$66,022	2.16%	$23,193	2.00%